Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

ALLIANZ FUNDS

Supplement Dated April 17, 2006

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2005

Disclosure Relating to the NACM Flex-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 4.54%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Institutional Class – Before Taxes	4.54%	20.83%
Institutional Class – After Taxes on Distributions	3.05%	19.32%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	3.02%	17.38%
Administrative Class	4.33%	20.53%
Russell 3000 Value Index	6.86%	14.77%
Lipper Multi-Cap Value Funds Average	6.38%	13.81%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the NACM Global Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 15.10%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Institutional Class – Before Taxes	15.10%	21.86%
Institutional Class – After Taxes on Distributions	13.80%	20.18%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	10.07%	18.13%
Administrative Class	14.79%	21.56%
MSCI ACWI Free Index	11.37%	16.19%
Lipper Global Multi-Cap Growth Funds Average	9.02%	14.78%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the NACM Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 4.09%.

Highest and Lowest Quarter Returns

The Lowest Quarter Return information is revised to reflect a return of -2.67% in the First Quarter of 2005.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Institutional Class – Before Taxes	4.09%	10.46%
Institutional Class – After Taxes on Distributions	1.90%	9.61%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	3.16%	8.69%
Administrative Class	3.89%	10.21%
Russell 1000 Growth Index	5.27%	10.31%
Lipper Large-Cap Growth Funds Average	6.14%	9.87%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the NACM International Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 22.51%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Institutional Class – Before Taxes	22.51%	13.02%
Institutional Class – After Taxes on Distributions	21.28%	12.14%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	14.82%	10.89%
Administrative Class	22.21%	11.87%
MSCI EAFE Index	14.01%	7.10%
Lipper International Multi-Cap Core Funds Average	14.82%	6.65%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the NACM Pacific Rim Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 38.36%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class – Before Taxes	38.36%	13.04%	15.08%
Institutional Class – After Taxes on Distributions	37.34%	12.77%	11.00%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	25.78%	11.34%	10.61%
MSCI Pacific Index	23.03%	6.77%	6.65%
Lipper Pacific Region Funds Average	26.95%	10.48%	9.26%

The footnotes to the Average Annual Total Returns table remain unchanged.